COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments under all noncancelable operating leases with an initial term in excess of one year

Future minimum lease payments under all noncancelable operating leases with an initial term in excess of one year as of December 31, 2013 are as follows:

Amount
(in thousands)
2014	$2,503
2015	2,516
2016	1,154
2017	—
2018	—
Thereafter	—

Total	$6,173